SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average assumptions:
Risk-free interest rate	1.68%	1.88%
Expected dividend yield	0.00%	0.00%
Expected option life (years)	3 years 6 months 18 days	3 years 5 months 16 days
Expected stock price volatility	61.61%	61.47%
Stock options [Member]
Weighted average assumptions:
Risk-free interest rate	1.27%	2.25%	1.80%
Expected dividend yield	0.00%	0.00%	0.00%
Expected option life (years)	5 years	5 years	5 years
Expected stock price volatility	59.01%	60.26%	68.24%
Weighted average fair value at grant date	$ 0.40	$ 0.53	$ 1.14